Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment
Less: accumulated depreciation	$ (3,138)	$ (1,528)
Property, Plant and Equipment, Net	13,528	6,180
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	10,473	4,141
Office equipment
Property, Plant and Equipment
Property and equipment, gross	1,019	950
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	594	517
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	2,124	2,100
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 2,456	$ 0